Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2025
Interests In Unconsolidated Structured Entities [Line Items]
Unconsolidated structured entities
c) Unconsolidated structured entities
During
2025,
UBS
AG
sponsored
the
creation
of
various
SEs
and
interacted
with
a
number
of
non-sponsored
SEs,
including
securitization
vehicles,
client
vehicles
and
certain
investment
funds,
that
UBS
AG
did
not
consolidate
as
of
31 December 2025 because it did not control them.
Interests in unconsolidated structured entities
The table below presents
UBS AG’s interests in
and maximum exposure to
loss from unconsolidated SEs.
It additionally
includes total
assets held
by the
SEs in which
UBS AG had
an interest as
of year-end, except for
unconsolidated structured
entities sponsored by
third parties, for
which the carrying
amount of UBS
AG’s interest as
of year-end has been
disclosed.
Interests in unconsolidated structured entities
31.12.25
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 80 415 7,696 173 8,363 8,363
Derivative financial instruments 0 230 56 0 286 286
Loans and advances to customers 126 0 172 61 359 359
Financial assets at fair value not held for trading 955 0 635 139 1,728 1,728
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,782 0 0 0 1,782 1,782
Total assets 2,942
5
645 8,558
6
373 12,518 12,518
Derivative financial instruments 0 287 940 0 1,227 51
Total liabilities 0 287 940 0 1,227 51
Assets held by the unconsolidated structured entities in which
UBS AG had an interest (USD bn) 32
7
3
8
208
9
0
10
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 631 236 2,142 2,142
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394
5
392 7,482
6
494 10,761 10,761
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in which
UBS AG had an interest (USD bn)
63 3
8
180
9
0
10
1 Includes loans to pre-securitization
warehouse structured entities managed
by third parties that have
a high loan-to-value ratio
(LTV) or
are credit-impaired, as well as
securities issued by securitization
structured
entities sponsored by both UBS AG and third parties.
2 Client vehicles sponsored by UBS AG are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund.
3 Other vehicles sponsored by third parties are structured
entities that do not qualify as a
securitization in line with regulatory requirements and are
not considered an investment fund. Interests
in other vehicles
sponsored by third
parties includes loans
provided to third-party
structured entities that
have a high
LTV
or are credit-impaired.
4 For the
purpose of this
disclosure, maximum
exposure to loss
amounts do not consider the risk-reducing effects of collateral or other credit enhancements.
5 As of 31 December 2025, USD
999 m (31 December 2024: USD 1,273 m) represents the carrying amount of UBS AG's interests in securitization vehicles sponsored by UBS AG and USD 1,943 m (31 December 2024: USD 1,121
m) represents the carrying amount of UBS AG’s interests in securitization vehicles not sponsored by UBS AG.
6 As of 31 December 2025, USD 797 m (31 December 2024: USD 971
m) represents the carrying amount of UBS
AG’s interests in investment
funds sponsored by UBS AG and
USD
7,761 m (31 December 2024: USD
6,511
m) represents the carrying amount of UBS
AG’s interests in investment
funds not sponsored by UBS AG.
7 As of 31 December 2025, USD
30
bn represents the principal amount outstanding
for securitization
vehicles sponsored by UBS AG
and USD
2
bn represents the carrying amount
of UBS AG’s
interests in securitization vehicles
not sponsored by UBS AG.
8 Represents the market
value of total assets.
9 As of 31
December 2025, USD 200 bn (31 December 2024: USD 173
bn) represents the net asset value of
investment funds sponsored by UBS AG and
USD
8 bn (31 December 2024: USD 7 bn) represents the carrying amount of UBS AG’s interests in investment funds not sponsored by UBS AG.
10 Represents the carrying amount of UBS AG’s interest in other vehicles sponsored by third parties.
UBS AG retains or
purchases interests in
unconsolidated SEs in the form
of direct investments, financing,
underwriting,
secondary
market
making
activities,
guarantees,
letters
of
credit
and
derivatives,
as
well
as
through
management
contracts. UBS
AG’s maximum
exposure to
loss is
generally equal
to the
carrying amount
of UBS
AG’s interest
in the
given
SE,
with
this
subject
to
change
over
time
with
market
movements.
Guarantees,
letters
of
credit
and
credit
derivatives are an
exception, with the
given contract’s notional
amount, adjusted for
losses already incurred,
representing
the maximum loss that UBS AG is exposed to.
The
maximum
exposure
to
loss
disclosed
in
the
table
above
does
not
reflect
UBS
AG’s
risk
management
activities,
including
effects
from
financial
instruments
that
may
be
used
to
economically
hedge
risks
inherent
in
the
given
unconsolidated SE or risk-reducing effects of collateral or other credit enhancements.
In
2025
and
2024,
UBS
AG
did
not
provide
support,
financial
or
otherwise,
to
any
unconsolidated
SE
when
not
contractually obligated to do so, nor does UBS AG currently have any intention to do so in the future.
In 2025
and 2024,
income and
expenses from
interests in
unconsolidated SEs
primarily resulted
from mark-to-market
movements recognized
in
Other net
income from
financial instruments
measured at
fair value
through profit
or loss
,
which were generally hedged with other
financial instruments, as well as fee
and commission income received from UBS
AG-sponsored funds.
Interests in securitization vehicles
In addition to the
interests disclosed in the
table above, UBS AG manages
the assets of certain
securitization vehicles and
receives fees based, in whole or in part, on the asset value of the vehicles. Interest in such vehicles is not represented by the on-balance sheet
fee receivable but
rather by the
future exposure to
variable fees.
The net asset
value of such
vehicles
was USD 25 bn as of 31 December 2025 (31 December 2024: USD 24 bn) and has been excluded from the table above.
The numbers outlined
in the table
above may differ from
the securitization positions
presented in the 31 December
2025
Pillar 3
Report,
available
under
“Pillar 3
disclosures”
at
ubs.com/investors,
for
the
following
reasons:
(i) exclusion
of
synthetic
securitizations transacted
with
entities
that
are
not
SEs
and
transactions in
which
UBS
AG
did
not
have
an
interest
because
it
did
not
absorb
any
risk;
(ii) a
different
measurement
basis
in
certain
cases
(e.g.
IFRS
Accounting
Standards carrying
amount within
the table
above compared
with net
exposure amount
at default
for Pillar 3 disclosures);
(iii) different classification
of vehicles
viewed as
sponsored by
UBS AG
versus sponsored
by third
parties and
(iv) as
the
trading
book
exposure
table
has
been
removed,
Pillar
3
disclosures
now
only
include
banking
book
securitization
exposures.
›
Refer to the 31 December 2025 Pillar 3 Report, available under “Pillar 3 disclosures” at ubs.com/investors, for more information
Interests in client vehicles sponsored by UBS AG
UBS
AG-sponsored
client vehicles
are
established predominantly
for clients
to
gain exposure
to specific
assets
or
risk
exposures. Such vehicles may enter into
derivative agreements, with UBS AG or
a third party,
to align the cash flows of
the entity with the investor’s intended investment objective, or to introduce other desired risk exposures.
Interests in investment funds
Investment funds have a collective investment objective, and are either passively managed, so that any decision-making
does not have a substantive effect on variability, or are actively managed and investors or their governing bodies do not have substantive voting or similar rights.
In addition to the interests disclosed in the table above, UBS AG manages the assets of various pooled investment funds and receives fees
based, in whole
or in part,
on the net
asset value of
the fund and
/ or the
performance of the
fund.
These fee contracts
represent an interest in
the fund, as they
align UBS AG’s
exposure with investors,
providing a variable
return based
on the
performance of
the entity.
Depending on
the structure
of the
fund, these
fees may
be collected
directly from
the fund’s
assets and
/ or
from the
investors. Any
amounts due
are collected
on a
regular basis
and are
generally backed by
the fund’s assets.
Therefore, interest in
such funds is
not represented by
the on-balance sheet
fee
receivable but
rather by
the future
exposure to
variable fees.
The net
asset value
of such
funds were
USD
661 bn and
USD 547
bn as of 31 December 2025
and 31 December 2024, respectively, and
has been excluded from the
table above.
UBS AG did not have any
material exposure to loss from these interests as
of 31 December 2025 or as of
31 December
2024.
Interests in other vehicles sponsored by third parties
Interests in other vehicles sponsored by third parties include loans with a high LTV and credit-impaired loans provided to third-party structured entities.
Sponsored unconsolidated structured entities in which UBS AG did not have an interest at year-end
UBS AG is considered to sponsor another entity if, in addition to ongoing involvement with that entity, it had a key role
in establishing that entity or in bringing together relevant counterparties for a transaction facilitated by that entity.
During 2025
and 2024,
UBS AG
did not
earn material
income from
sponsored unconsolidated
SEs in
which it
did not
have an interest at year-end.
During
2025,
the
aggregated
carrying
amount
of
assets
transferred
into
newly
created
sponsored
SEs,
excluding
sponsored funds,
was USD
10.3
bn (2024:
USD
5.5
bn). For
sponsored investment
funds, several
new open-ended
and
close-ended funds were created during
the year with further transfers
arising from management of the
strategy, investor
activity and market movements, which did
not result in a material net asset
value movement in 2025 (2024:
immaterial).
Certain
associates
in
the
Asset
Management
business
division
sponsor
investment
funds.
UBS
AG’s
share
of
those
associates’ invested assets is USD 93 bn (2024: USD 84 bn).
›
› Refer to Note 30 for more information about invested assets